Financial structure and financial costs - Loan repayment schedule (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 43,533	$ 40,478	$ 45,264
Non-current financial assets	(2,305)	(2,395)	(2,731)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 41,228	$ 38,083	$ 42,533
Repayment (as a percent)	100.00%	100.00%	100.00%
Year 2
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 4,498	$ 5,381	$ 7,251
Non-current financial assets	(572)	(434)	(899)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 3,926	$ 4,947	$ 6,352
Repayment (as a percent)	10.00%	13.00%	15.00%
Year 3
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 3,906	$ 4,013	$ 4,701
Non-current financial assets	(292)	(304)	(259)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 3,614	$ 3,709	$ 4,442
Repayment (as a percent)	9.00%	10.00%	10.00%
Year 4
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 4,596	$ 3,720	$ 3,465
Non-current financial assets	(267)	(349)	(194)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 4,329	$ 3,371	$ 3,271
Repayment (as a percent)	11.00%	9.00%	8.00%
Year 5
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 5,755	$ 4,502	$ 3,522
Non-current financial assets	(348)	(246)	(104)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 5,407	$ 4,256	$ 3,418
Repayment (as a percent)	13.00%	11.00%	8.00%
More than 5 years
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 24,778	$ 22,862	$ 26,325
Non-current financial assets	(826)	(1,062)	(1,275)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	$ 23,952	$ 21,800	$ 25,050
Repayment (as a percent)	57.00%	57.00%	59.00%
Hedging instruments of non-current financial debt
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 2,313	$ 2,198	$ 3,746
Non-current financial assets	(546)	(673)	(813)
Hedging instruments of non-current financial debt | Year 2
Loan repayment schedule (excluding current portion)
Non-current financial debt	411	369	399
Non-current financial assets	(71)	(110)	(56)
Hedging instruments of non-current financial debt | Year 3
Loan repayment schedule (excluding current portion)
Non-current financial debt	173	323	552
Non-current financial assets	(14)	(102)	(168)
Hedging instruments of non-current financial debt | Year 4
Loan repayment schedule (excluding current portion)
Non-current financial debt	391	85	467
Non-current financial assets	(135)	(55)	(107)
Hedging instruments of non-current financial debt | Year 5
Loan repayment schedule (excluding current portion)
Non-current financial debt	723	304	217
Non-current financial assets	(233)	(142)	(17)
Hedging instruments of non-current financial debt | More than 5 years
Loan repayment schedule (excluding current portion)
Non-current financial debt	615	1,117	2,111
Non-current financial assets	$ (93)	$ (264)	$ (465)